UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

             116 Village Blvd., Princeton, NJ

08540

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 12/31/12

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
Shares				Value
	COMMON STOCK - 77.8%
	ADVERTISING - 0.4%
100,000	Scan Group LTD.			$ 79,559

	AUTO PARTS & EQUIPMENT - 4.2%
78,077	Invicta Holdings Ltd.			763,990

	BANKS - 18.5%
7,000,000	First Bank of Nigeria PLC			704,707
134,598	Ghana Commercial Bank Ltd.			148,415
6,600,000	Guaranty Trust Bank PLC			972,142
20,158,202	United Bank for Africa PLC			588,674
7,530,000	Zenith Bank PLC			939,864
				3,353,802
	BEVERAGES - 1.8%
140,242	Guinness Nigeria PLC			246,984
27,000	East African Breweries LTD.			83,101
				330,085
	CHEMICALS - 1.8%
27,798	Alexandria Mineral Oils Co.			319,700

	COMPUTERS - 8.3%
131,461	EOH Holdings Ltd.			586,610
420,484	Pinnacle Technology Holdings Ltd.			910,636
				1,497,246
	ENGINEERING & CONSTRUCTION - 3.1%
286,893	Consolidated Infrastructure Group Ltd. *			554,690

	FOOD - 8.7%
1,516,705	Flour Mills of Nigeria PLC			631,353
61,778	Nestle Foods Nigeria PLC			276,943
11,300	Tiger Brands Ltd.			433,293
805,005	Unilever Nigeria PLC			239,723
				1,581,312
	HOLDING COMPANIES-DIVERSIFIED - 2.3%
1,250	Bollore SA			424,750

	INSURANCE - 0.8%
18,576	Discovery Holdings Ltd.			136,194

	MEDIA - 1.80%
5,100	Naspers Ltd.			326,600

	MINING - 2.3%
50,180	African Minerals Ltd. *			259,053
7,500	First Quantum Minerals Ltd.			165,018
				424,071
	OIL & GAS - 9.5%
312,700	Afren PLC *			666,045
115,300	African Oil Corp. *			809,346
38,000	Bowleven PLC			40,439
10,500	Tullow Oil PLC			215,118
				1,730,948

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Shares				Value
	PACKAGING - 1.50%
72,000	Nampak LTD.			$ 270,351

	RETAIL - 9.1%
28,537	Cashbuild Ltd.			518,102
40,900	Famous Brands Ltd.			342,252
2,924,835	UAC of Nigeria PLC			786,699
				1,647,053
	TELECOMMUNICATIONS - 3.7%
713,077	Ellies Holdings Ltd.			666,647

	TOTAL COMMON STOCK			14,106,998
	(Cost - $11,567,808)

	BONDS & NOTES - 20.3%
	OIL & GAS - 4.5
200,000	Afren PLC, 11.5%, 2/1/2016 *			231,500
500,000	Afren PLC, 10.25%, 4/8/2019 *			579,375
				810,875
	SOVEREIGN - 15.8%
1,600,000	Ghana Government Bond, 24.0%, 5/25/2015 *			892,954
250,000,000	Nigeria Government Bond, 16.39%, 1/27/2022 *			1,982,069
				2,875,023

	TOTAL BONDS & NOTES ( Cost - $3,557,259)			3,685,898

	SHORT-TERM INVESTMENT - 1.6%
288,992	AIM Short-Term Investments Trust Liquid Assets Portfolio, 0.02% +			288,992
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $288,992)

	TOTAL INVESTMENTS - 99.7%
	(Cost - $15,414,059) (a)			$ 18,081,888
	OTHER ASSETS LESS LIABILITIES - 0.3%			56,072
	NET ASSETS - 100.00%			$ 18,137,960

* Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2012.

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,419,716 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 2,892,198
	Unrealized depreciation			(230,026)
	Net Unrealized appreciation			$ 2,662,172

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

         GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 14,106,998	$ -	$ -	$ 14,106,998
Bonds & Notes	-	3,685,898	-	3,685,898
Short-Term Investment	389,216	-	-	389,216
Total	$ 14,496,214	$ 3,685,898	$ -	$ 18,182,112
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Please refer to the Portoflio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

     Larry Seruma, President

Date

3/1/13

By (Signature and Title)

/s/ Yenan Chen

     Yenan Chen, Secretary and Treasurer

Date

3/1/13